Digital Assets (Tables)	6 Months Ended
Jun. 30, 2021
Digital Assets
Schedule of change in digital assets
	June 30, 2021	December 31, 2020
	Cryptocurrencies
Beginning balance	$-	$-
Purchase of crypto currencies	10,000	-
Impairment	(2,825)	-

Ending balance	$7,175	$-